UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period      January 1, 2016 to December 31, 2016

Security National Automotive Acceptance Company, LLC

Date of Report (Date of earliest event reported):	January 25, 2017
Commission File Number of securitizer:	025-01196
Central Index Key Number of securitizer:	0001556073

Security National Automotive Acceptance Company, LLC
Adam Contino
513 459-8118

(Name and telephone number, including area code, of the person to contact in connection with this filing.)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 25, 2017

Security National Automotive Acceptance Company, LLC

By:	/s/ Adam Contino
Name:	Adam Contino
Title:	Chief Financial Officer